UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-3906
                                            --------

               PC&J Performance Fund
               ---------------------
     (Exact name of registrant as specified in charter)

     120 West Third Street, Suite 300, Dayton, Ohio  45402-1819
     ----------------------------------------------------------
     (Address of principal executive offices)
(Zip code)

     PC&J Service Corp., 120 West Third Street, Suite 300, Dayton, Ohio
     ------------------------------------------------------------------
45402-1819
     -----
     (Name and address of agent for service)

Registrant's telephone number, including area code:     937-223-0600
                                                        ------------

Date of fiscal year end:     December 31
                             -----------

Date of reporting period:       March 31, 2006
                         ---------------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ( 239.24 and 274.5 of this chapter), to file reports with the Commission not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information
under the clearance requirements of 44 U.S.C.   3507.



ITEM 1.  SCHEDULE OF INVESTMENTS.

PC&J PERFORMANCE FUND
---------------------

SCHEDULE OF INVESTMENTS
March 31, 2006
(UNAUDITED)


Number                                                              Percent
of                                                       Market      of Net
Shares                       Security                    Value       Assets
>

               COMMON STOCKS AND
               EXCHANGE TRADED FUNDS

Industrials
3000           Actuant Corp                           $   183,660
6000           Boeing Co                                  467,580
4000           Burlington Northern Santa Fe               333,320
4500           Continental Airls Inc Cl B (1)             121,050
3000           Fluor Corp                                 257,400
2000           Freightcar Amer Inc                        127,200
14000          General Elec Co                            486,920
9000           Honeywell Intl Inc                         384,930
3000           Jacobs Engr Group Inc (1)                  260,220
10000          Landstar System Inc                        441,200
9000           Monster Worldwide Inc (1)                  448,740
14000          United Technologies Corp                   811,580

                                                        4,323,800      13.6%
                                                      ------------

Technology
6000           Apple Computer Inc (1)                     376,320
7500           Broadcom Corp (1)                          323,700
16000          Ceridian Corp  (1)                         407,200
10000          Cisco Sys Inc (1)                          216,700
16000          Citrix Systems Inc (1)                     606,400
8000           Cymer Inc (1)                              363,520
6000           Global Pmts Inc                            318,060
14000          Hewlett Packard Co                         460,600
19000          Microsoft Corp                             516,990
13000          Motorola Inc                               297,830
13000          Nat'l Semiconductor Corp                   361,920
2000           Netlogic Microsys Inc (1)                   82,420
3000           Omnivision Technologies (1)                 90,600
12000          Qualcomm Inc                               607,320
31700          SPDR Technology                            701,838
6000           Streettracks Morgan Stnly Tech (2)         327,600
6000           Thomas & Betts Corp (1)                    308,280

                                                        6,367,298      20.0%

Telecommunications
20000          iShares Tr DJ US Telecomm                  517,600       1.7%

Healthcare
12500          Amerisourcebergen Corp                     603,375
4000           Amgen Inc (1)                              291,000
7000           Candela Corp (1)                           151,200
10000          SPDR Healthcare  (2)                       319,800
12000          UnitedHealth Group Inc                     670,320
14000          Viasys Healthcare Inc (1)                  421,120
24400          iShares Tr DJ US Health Care (2)         1,555,500

                                                        4,012,315      12.6%

Consumer Staple
9000           Altria Group Inc                           637,740
14000          Archer Daniels Midland                     471,100
5000           Procter & Gamble Co                        288,150
25500          SPDR Cons Staples (2)                      601,800
2500           iShares Tr DJ Con Goods (2)                134,575

                                                        2,133,365       6.7%

Consumer Discretionary
2000           Dress Barn Inc (1)                          95,900
3000           Garmin Ltd                                 238,290
8000           McDonalds Corp                             274,880
20600          SPDR Consumer Discretionary (2)            693,396
9200           Time Warner                                154,468

                                                        1,456,934       4.6%

Financial Services
9600           American Express Co                        504,480
3534           American Intl Group Inc                    233,562
6100           Asta Fdg Inc                               202,886
8000           Berkley W R Corp                           464,480
10000          Citigroup Inc                              472,300
8000           Merrill Lynch & Co Inc                     630,080
17000          Mitsubishi UFJ Fnl Gp Sponsored ADR        258,570
2000           NYSE Group Inc (1)                         158,500
9000           Prudential Finl Inc                        682,290
9000           SPDR Financial Index (2)                   292,950
19000          TD Ameritrade Hldg Corp                    396,530
8000           Wells Fargo & Co                           510,960
16000          iShares Tr DJ US Finl Sec (2)            1,683,200

                                                        6,490,788      20.4%

Materials
10000          Anglo American Plc Adr                     195,700
11000          BHP Billiton Ltd                           438,350
4000           SPDR Materials (2)                         129,400

                                                          763,450       2.4%

Energy
5000           Exxon Mobil Corp                           304,300
5000           Oil Service Holders Trust (2)              734,050
12000          SPDR Energy (2)                            652,800

                                                        1,691,150       5.3%

Utilities
10000          SPDR Utilities (2)                         308,300       1.0%

Diversified Indexed  Trusts
10000          iShares MSCI Japan (2)                     144,000
3000           iShares Tr Russell 1000 Value (2)          219,330
8500           iShares Tr Russell 2000 Gr (2)             677,450
10000          iShares Tr Russell Mcp Gr (2)            1,013,500
3000           iShares Tr Russell Midcap (2)              284,010

                                                        2,338,290       7.4%

               TOTAL COMMON STOCKS AND
               EXCHANGE TRADED FUNDS                   30,403,290      95.7%
               (Cost $24,069,766)

               SHORT-TERM OBLIGATIONS

               First American Treasury Obligations         11,515
               Federated Prime Obligations              1,400,000

               TOTAL SHORT-TERM
               OBLIGATIONS
               (Cost $1,411,515)                        1,411,515       4.4%



               TOTAL INVESTMENTS                       31,814,805     100.1%
               (Cost $25,481,281)

               OTHER ASSETS AND LIABILITIES               (28,836)     -0.1%

               NET ASSETS                             $31,785,969     100.0%


               (1) Non-income producing security
               (2) Exchange Traded Funds, or
               baskets of stocks giving exposure to
               certain market segments.
               (3) Represents cost for federal
               income tax and book purposes and
               differs from market value by net
               unrealized appreciation. (See Note A)

NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2006
(UNAUDITED)


A.  INVESTMENT  TRANSACTIONS
Securities purchased and sold (excluding short-term obligations and long-term U.S. Government securities) for the three months ended March 31, 2006, aggregated $9,554,697 and $12,692,093, respectively.
At March 31, 2006, gross unrealized appreciation on investments was $6,449,398 and gross unrealized depreciation on investments was $115,874 for a net unrealized appreciation of $6,333,524 for financial reporting and federal income tax purposes.


ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of May 12, 2006, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     PC&J Performance Fund
                 ---------------------

By:
May 12, 2006             /s/________________________________________________

Date                        Kathleen Carlson, Treasurer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
May 12, 2006             /s/________________________________________________
------------
Date                        James M. Johnson, President

By:
May 12, 2006             /s/________________________________________________
------------
Date                        Kathleen Carlson, Treasurer